Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 2,738,433	$ 453,243	$ 156,936
Accounts receivable	517,232	257,147	4,900
Other assets	12,813	4,428	50,000
Total current assets	3,268,478	714,818	211,836
Property and equipment - Oil and gas, on the basis of full cost accounting
Proved properties	7,193,771	3,606,967	0
Unproved properties and properties under development, not being amortized	1,347,507	619,679	367,533
Furniture and equipment	5,907	2,014	0
Less: accumulated depreciation, depletion and amortization	(791,143)	(264,657)	0
Total property and equipment	7,756,042	3,964,003	367,533
Debt issuance costs	598,841	338,345	0
Other assets	14,695	527,886	0
Total assets	11,638,056	5,545,052	579,369
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	283,079	180,031	1,945
Other liabilities	31,711	75,056	0
Current portion of notes payable, net of discount of $145,159 and $0	1,217,341	0	285,668
Current portion of conversion feature liability	13,180	0	0
Total current liabilities	1,545,311	255,087	287,613
Notes payable, net of discount of $326,945 and $1,066,539 and $0	4,395,555	2,333,461	0
Participation liability	928,439	1,172,315	0
Conversion feature liability	326,945	720,593	0
Warrant liabilities	177,752	400,319	0
Asset retirement obligations	74,632	24,629	0
Total liabilities	7,448,634	4,906,404	287,613
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.00001 par value; 5,000,000 shares authorized, none issued or outstanding	0	0	0
Common stock, $0.00001 par value; 50,000,000 shares authorized, 12,710,409 and 7,865,822 and 5,912,500 shares issued and outstanding	127	79	59
Additional paid-in capital	5,473,288	1,866,110	409,841
Accumulated deficit	(1,283,993)	(1,227,541)	(118,144)
Total stockholders' equity	4,189,422	638,648	291,756
Total liabilities and stockholders' equity	$ 11,638,056	$ 5,545,052	$ 579,369